Derivative financial liabilities - Convertible Senior Secured Notes (Details) £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of financial liabilities [line items]
Balance at beginning of period	£ 112,799
Balance at end of period	92,450
Mudrick
Disclosure of financial liabilities [line items]
Balance at beginning of period	112,799
Fair value movements	(38,124)
Interest paid	7,005
Exchange differences on translation	10,770
Balance at end of period	£ 92,450